Accrued Expenses And Other Liabilities (Components Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities [Abstract]
Employees and payroll accruals	$ 59,713	$ 43,925
Accrued expenses	71,040	74,455
Government authorities	57,683	47,317
Other	1,936	946
Accrued expenses and other liabilities	$ 190,372	$ 166,643